UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

LEGG MASON PARTNERS MONEY MARKET
TRUST

WESTERN ASSET MONEY MARKET FUND
WESTERN ASSET GOVERNMENT MONEY MARKET FUND

FORM N-Q
SEPTEMBER 30, 2007

ITEM 1.     SCHEDULE OF INVESTMENTS

Western Asset Money Market Fund

Schedules of Investments (unaudited)
September 30, 2007

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.4%
Commercial Paper — 33.1%
	Anglesea Funding:
$100,000,000	5.356% due 10/16/07 (a)(b)	$99,780,000
100,000,000	5.320% due 10/19/07 (a)(b)	99,740,750
150,000,000	5.352% due 11/23/07 (a)(b)	148,849,458
	Bank of America Corp.:
75,000,000	5.270% due 10/2/07 (a)	74,989,313
75,000,000	5.310% due 10/10/07 (a)	74,903,063
90,000,000	5.316% due 10/31/07 (a)	89,607,000
170,000,000	5.341% due 12/10/07 (a)	168,266,236
	Bank of Ireland:
110,228,000	5.136% due 12/21/07 (a)(b)	108,970,574
150,000,000	5.137%-5.138% due 12/27/07 (a)(b)	148,162,125
	Bank of Nova Scotia:
35,000,000	5.079% due 10/18/07 (a)	34,916,369
75,000,000	5.039% due 10/22/07 (a)	74,780,375
100,000,000	Berkeley Square Finance LLC, 5.352% due 10/12/07 (a)(b)	99,838,667
82,810,000	BP Capital Markets PLC, 5.152% due 10/1/07 (a)(b)	82,810,000
	CBA Delaware Finance:
165,000,000	5.053% due 10/29/07 (a)	164,354,483
100,000,000	5.117% due 12/27/07 (a)	98,779,584
	Chesham Finance LLC:
100,000,000	5.352% due 10/5/07 (a)(b)	99,941,333
80,000,000	5.324% due 11/5/07 (a)(b)	79,596,722
82,000,000	5.374% due 1/2/08 (a)(b)	80,892,112
141,750,000	5.310% due 1/8/08 (b)	141,734,844
	Danske Corp.:
73,201,000	5.301% due 10/12/07 (a)(b)	73,085,072
95,750,000	5.065% due 10/15/07 (a)(b)	95,561,958
172,000,000	5.325%-5.340% due 10/19/07 (a)(b)	171,544,190
85,000,000	5.062% due 10/25/07 (a)(b)	84,714,400
45,863,000	5.321% due 11/9/07 (a)(b)	45,608,613
100,000,000	5.389% due 11/19/07 (a)(b)	99,273,167
113,000,000	5.105% due 12/28/07 (a)(b)	111,607,840
100,000,000	5.251% due 1/18/08 (a)(b)	98,470,972
50,000,000	5.144% due 2/20/08 (a)(b)	49,006,000
	Dexia Delaware LLC:
7,262,000	5.192% due 10/1/07 (a)	7,262,000
120,000,000	4.914% due 10/11/07 (a)	119,836,667
120,000,000	5.041% due 10/19/07 (a)	119,698,800
134,000,000	5.086% due 11/2/07 (a)	133,397,298
110,000,000	5.368% due 11/19/07 (a)	109,203,478
	Dresdner US Finance:
277,414,000	5.798% due 10/4/07 (a)	277,280,610
125,000,000	5.072% due 10/22/07 (a)	124,631,771
	Ebury Finance Ltd.:
18,500,000	5.352% due 10/12/07 (a)(b)	18,470,549
78,500,000	5.337% due 11/2/07 (a)(b)	78,137,504
45,000,000	5.390% due 11/15/07 (a)(b)	44,708,738
21,700,000	Export Development Corp., 5.267% due 2/4/08 (a)	21,310,377
	General Electric Capital Corp.:
81,300,000	5.310% due 10/26/07 (a)	81,004,158
76,350,000	5.333% due 11/9/07 (a)	75,925,685
110,000,000	5.367% due 3/14/08 (a)	107,398,500
84,000,000	5.227% due 4/25/08 (a)	81,570,510

See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
Commercial Paper — 33.1% (continued)
$80,000,000	5.173% due 5/2/08 (a)	$77,631,733
200,000,000	5.141% due 6/3/08 (a)	193,235,000
11,000,000	Goldman Sachs Group Inc., 5.223% due 11/21/07 (a)	10,921,616
125,000,000	HBOS Treasury Services PLC, 5.319% due 10/24/07 (a)	124,581,128
	ING U.S. Funding LLC:
35,000,000	5.311% due 10/9/07 (a)	34,959,244
85,000,000	5.435% due 10/15/07 (a)	84,821,169
75,000,000	5.308% due 10/17/07 (a)	74,823,833
100,000,000	4.972% due 10/22/07 (a)	99,711,250
95,000,000	5.315% due 10/30/07 (a)	94,598,612
3,694,000	5.319% due 12/3/07 (a)	3,660,514
65,000,000	5.352% due 12/12/07 (a)	64,322,700
100,000,000	Intesa Funding LLC, 5.142% due 12/20/07 (a)	98,871,112
	JPMorgan Chase:
181,975,000	5.116% due 1/22/08 (a)	179,101,867
150,000,000	5.257%-5.259% due 2/19/08 (a)	146,992,000
155,000,000	5.076% due 3/24/08 (a)	151,270,313
215,000,000	Lloyds Bank PLC, 5.297% due 11/19/07 (a)	213,463,646
100,000,000	Mica Funding LLC, 5.364% due 10/5/07 (a)(b)	99,941,222
	Morgan Stanley Dean Witter Co.:
100,000,000	5.010% due 11/26/07	100,000,000
100,000,000	5.010% due 2/15/08	100,000,000
350,000,000	Morgan Stanley Master Note, 5.550% due 10/1/07	350,000,000
	Morrigan TRR Funding LLC:
45,000,000	5.389% due 11/5/07 (a)(b)	44,773,375
50,000,000	5.390% due 11/9/07 (a)(b)	49,719,308
60,000,000	5.300% due 1/25/08 (a)(b)	59,014,000
45,800,000	Nestle Capital Corp., 5.345% due 1/17/08 (a)	45,081,398
70,000,000	Nightingale Finance LLC, Notes, 5.345% due 7/11/08 (b)(c)	69,992,104
130,000,000	Nordea North America Inc., 5.476% due 11/16/07 (a)	129,103,000
50,000,000	Nyala Funding LLC, 5.326% due 11/15/07 (a)(b)	49,675,938
	Ormond Quay Funding LLC:
100,000,000	5.725% due 10/5/07 (b)	99,999,672
100,000,000	5.089% due 10/26/07 (b)	99,997,977
97,035,579	Ottimo Funding Ltd., 5.384% due 10/4/07 (a)(d)(e)	96,992,641
85,000,000	Perry Global Funding Ltd., 5.358% due 12/21/07 (a)(b)	84,002,631
	Picaros Funding PLC:
75,000,000	5.346% due 10/23/07 (a)(b)	74,759,375
60,000,000	5.355% due 12/17/07 (a)(b)	59,330,742
75,000,000	Scotiabanc Inc., 5.146% due 12/27/07 (a)	74,079,250
	Skandinaviska Enskilda Banken:
58,600,000	5.041% due 10/19/07 (a)(b)	58,452,914
130,000,000	5.042% due 10/22/07 (a)(b)	129,619,316
83,950,000	5.315% due 10/30/07 (a)(b)	83,595,300
	Societe Generale N.A.:
100,000,000	5.501% due 11/2/07 (a)	99,516,889
130,000,000	5.372% due 3/14/08 (a)	126,922,521
	Svenska Handlesbanken Inc.:
100,000,000	5.023% due 10/24/07 (a)	99,680,556
77,500,000	5.027% due 10/26/07 (a)	77,230,634
95,000,000	5.318% due 11/5/07 (a)	94,515,566
	Swedbank:
150,000,000	5.346% due 10/22/07 (a)	149,534,500
115,000,000	5.124% due 10/23/07 (a)	114,641,583
130,000,000	5.498% due 11/19/07 (a)	129,040,961
125,000,000	Swedish Export Credit, 5.275% due 11/15/07 (a)	124,182,812

See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
Commercial Paper — 33.1% (continued)
$85,000,000	Toyota Motor Credit Co., 5.193% due 5/8/08 (a)	$82,402,778
36,900,000	Toyota Motor Credit Corp., 5.184% due 5/2/08 (a)	35,805,444
	UBS Finance Delaware LLC:
73,750,000	5.310% due 10/10/07 (a)	73,654,678
136,500,000	5.076% due 10/16/07 (a)	136,212,213
85,000,000	5.470% due 11/7/07 (a)	84,528,250
173,000,000	5.143% due 12/31/07 (a)	170,780,674
50,000,000	5.240% due 2/4/08 (a)	49,106,625
50,000,000	5.263% due 2/21/08 (a)	48,982,118
100,000,000	5.238% due 6/3/08 (a)	96,556,000
100,000,000	Westpac Banking Corp., 5.136% due 12/27/07 (a)(b)	98,774,750
	Total Commercial Paper	9,702,787,317
Certificates of Deposit — 3.6%
138,000,000	Bank of America NA, 5.400% due 1/15/08	138,000,000
50,000,000	Bank of America NA Charlotte, NC, 5.325% due 10/9/07	50,000,000
88,000,000	HSBC Bank USA, 5.380% due 2/28/08	88,001,783
	State Street Bank & Trust Co.:
100,000,000	5.440% due 10/16/07	100,000,000
62,800,000	5.350% due 10/17/07	62,800,000
199,000,000	5.450% due 10/22/07	199,000,000
150,000,000	5.730% due 11/5/07	150,000,000
100,000,000	5.600% due 11/30/07	100,000,000
	Wachovia Bank NA:
80,000,000	5.350% due 2/25/08	80,000,000
87,525,000	5.400% due 3/28/08	87,525,000
	Total Certificates of Deposit	1,055,326,783
Certificates of Deposit (Euro) — 0.5%
50,000,000	Barclays Bank PLC NY, 5.393% due 2/4/08	50,033,392
100,000,000	Unicredito Italiano SpA, 5.370% due 2/19/08	100,000,000
	Total Certificates of Deposit (Euro)	150,033,392
Certificates of Deposit (Yankee) — 45.9%
	ABN Amro Bank:
50,000,000	5.150% due 12/27/07	50,002,211
74,900,000	5.410% due 7/11/08	74,983,132
210,000,000	ABN Amro Mortgage Corp., 5.315% due 10/29/07	210,000,000
	ABN-AMRO Holdings NV:
100,000,000	5.665% due 11/13/07	100,004,141
138,000,000	5.640% due 12/14/07	138,000,000
143,800,000	5.150% due 12/26/07	143,800,000
	Banco Bilbao:
100,000,000	5.315% due 10/29/07	100,000,000
40,000,000	5.750% due 11/6/07	40,000,000
200,000,000	5.470% due 11/27/07	200,000,000
199,750,000	5.500% due 12/20/07	199,813,136
41,500,000	Bank of Ireland, 5.320% due 10/26/07	41,500,173
	Bank of Montreal:
215,000,000	5.700% due 10/4/07	215,000,000
100,000,000	5.510% due 10/15/07	100,000,000
115,050,000	5.350% due 10/18/07	115,050,000
85,000,000	5.080% due 10/29/07	85,000,000

See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)
September 30, 2007
Face
Amount	Security	Value
Certificates of Deposit (Yankee) — 45.9% (continued)
$55,000,000	5.130% due 12/21/07	$55,000,000
75,000,000	5.150% due 12/26/07	75,000,000
	Bank of Nova Scotia:
215,000,000	5.400% due 10/17/07	215,000,000
150,000,000	5.640% due 11/13/07	150,000,000
150,000,000	5.350% due 11/19/07	150,000,000
31,000,000	5.170% due 7/7/08	31,000,000
	Bank of Tokyo:
101,273,000	5.250% due 10/1/07	101,273,000
110,000,000	5.330% due 11/5/07	110,000,000
80,000,000	5.500% due 11/14/07	80,000,000
100,000,000	5.285% due 2/11/08	100,000,000
192,650,000	5.440% due 3/13/08	192,650,000
100,000,000	5.230% due 5/9/08	100,000,000
75,000,000	5.260% due 5/19/08	75,000,000
99,000,000	5.240% due 5/27/08	99,000,000
	Barclays Bank PLC NY:
75,000,000	5.325% due 10/17/07	75,000,000
75,000,000	5.300% due 10/26/07	75,000,000
45,000,000	5.330% due 11/5/07	45,000,000
100,000,000	5.150% due 11/27/07	100,000,000
80,000,000	5.180% due 12/19/07	80,000,000
50,000,000	5.360% due 12/19/07	50,000,000
20,000,000	5.220% due 12/26/07	20,000,000
101,500,000	5.370% due 1/29/08	101,500,000
84,000,000	5.285% due 2/11/08	84,000,000
95,000,000	5.500% due 3/11/08	95,000,000
	BNP Paribas NY Branch:
78,750,000	5.310% due 10/11/07	78,750,000
130,000,000	5.320% due 10/16/07	130,000,000
50,000,000	5.350% due 10/22/07	50,000,000
25,000,000	5.300% due 11/5/07	24,999,763
75,000,000	5.285% due 2/8/08	75,000,000
73,000,000	5.360% due 3/6/08	73,000,000
49,000,000	5.400% due 3/17/08	49,000,000
75,000,000	5.200% due 5/13/08	75,000,000
70,000,000	5.390% due 6/23/08	70,000,000
85,000,000	5.385% due 7/16/08	85,000,000
25,000,000	Calyon NY, 5.260% due 3/3/08	24,992,658
	Canadian Imperial Bank:
35,000,000	5.300% due 10/9/07	35,000,000
60,000,000	5.440% due 10/15/07	60,000,000
64,900,000	5.000% due 10/22/07	64,900,000
300,000,000	5.490% due 11/13/07	300,000,000
117,000,000	5.450% due 11/26/07	117,000,000
	Credit Suisse New York:
100,000,000	5.350% due 11/8/07	100,000,000
25,000,000	5.390% due 1/30/08	25,000,000
75,000,000	5.350% due 2/11/08	75,000,000
100,000,000	5.293% due 2/20/08	99,999,027
50,000,000	5.345% due 2/27/08	50,000,000
80,183,000	5.270% due 5/14/08	80,183,000
77,000,000	5.400% due 6/5/08	77,000,000
	Depfa Bank PLC:
104,050,000	5.770% due 10/12/07	104,050,000
210,000,000	5.320% due 10/17/07	210,000,000

See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)
September 30, 2007

Amount	Security	Value
Certificates of Deposit (Yankee) — 45.9% (continued)
	Deutsche Bank AG NY:
$115,000,000	5.310% due 10/10/07	$115,000,000
80,000,000	5.310% due 10/25/07	80,000,000
100,000,000	5.350% due 11/8/07	100,000,000
67,000,000	5.280% due 1/30/08	67,000,000
85,000,000	5.325% due 2/19/08	85,000,000
49,000,000	Dexia Credit Local NY, 5.370% due 10/26/07	49,001,848
	Dresdner Bank AG NY:
100,000,000	5.130% due 10/22/07	100,000,000
90,000,000	5.175% due 12/21/07	90,000,000
	Fortis Bank NY:
250,000,000	5.300% due 10/2/07	250,000,000
100,000,000	5.700% due 10/5/07	100,002,694
88,000,000	5.650% due 10/12/07	88,000,000
86,500,000	5.320% due 10/18/07	86,500,000
108,500,000	5.300% due 12/3/07	108,500,000
100,000,000	5.756% due 12/12/07 (c)	99,996,098
35,000,000	5.305% due 2/19/08	35,000,658
	HBOS Treasury Services NY:
46,000,000	5.310% due 10/15/07	46,000,000
69,000,000	5.355% due 10/22/07	69,000,193
187,000,000	5.740% due 11/5/07	187,000,000
90,000,000	5.320% due 11/20/07	90,000,000
40,000,000	5.765% due 12/10/07	40,000,000
70,500,000	5.300% due 1/16/08	70,500,000
29,250,000	5.320% due 2/25/08	29,250,000
150,000,000	5.480% due 3/7/08	150,000,000
85,000,000	5.300% due 5/22/08	85,032,505
	Landesbank Baden-Wuerttemberg:
280,000,000	5.750% due 10/4/07	280,000,232
90,000,000	5.695% due 10/12/07	90,000,000
	Lloyds TSB Bank PLC NY:
41,500,000	5.300% due 10/9/07	41,500,089
78,550,000	5.450% due 10/15/07	78,549,675
287,500,000	4.950% due 10/24/07	287,500,000
100,000,000	5.000% due 10/29/07	100,000,000
23,000,000	5.300% due 2/22/08	23,000,000
100,000,000	Nordea Bank Finland NY, 5.310% due 2/14/08	100,001,839
	Rabobank Nederland:
282,000,000	5.430% due 10/12/07	282,000,000
188,000,000	4.950% due 10/22/07	188,000,000
	Royal Bank of Canada NY:
40,000,000	5.000% due 10/25/07	40,000,000
90,000,000	5.368% due 10/29/07	90,000,500
150,000,000	5.670% due 11/13/07	150,000,000
86,000,000	5.360% due 6/5/08	86,065,713
	Royal Bank of Scotland NY:
70,000,000	5.305% due 10/9/07	70,000,000
125,000,000	5.450% due 10/22/07	125,000,000
100,000,000	5.710% due 11/6/07	100,002,527
99,750,000	5.330% due 11/13/07	99,750,000
109,000,000	5.300% due 2/19/08	109,000,000
30,000,000	5.420% due 3/10/08	30,000,000
120,000,000	5.190% due 5/5/08	120,000,000
	Societe Generale N.A.:

See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
Certificates of Deposit (Yankee) — 45.9% (continued)
$265,000,000	5.120% due 11/1/07	$265,000,000
97,300,000	5.100% due 11/2/07	97,300,000
110,000,000	5.400% due 11/16/07	110,000,000
75,000,000	5.300% due 1/30/08	75,000,000
19,000,000	5.250% due 2/27/08	19,000,000
75,000,000	5.200% due 7/25/08	75,000,000
	Svenska Handelsbanken NY:
155,500,000	5.300% due 10/1/07	155,500,000
72,000,000	5.365% due 10/26/07	71,999,192
113,000,000	5.000% due 11/20/07	113,000,000
88,000,000	Swedbank Sparbanken Svenge AB, 5.590% due 1/17/08	88,000,000
	Toronto Dominion Bank NY:
267,850,000	5.450% due 10/15/07	267,850,000
100,000,000	5.310% due 11/2/07	100,000,000
97,300,000	5.490% due 11/16/07	97,300,000
100,000,000	5.355% due 12/21/07	100,000,000
127,000,000	5.080% due 1/28/08	127,000,000
85,000,000	5.360% due 4/9/08	85,000,000
	UBS AG Stamford CT:
128,000,000	5.440% due 2/19/08	128,000,000
89,000,000	5.030% due 9/15/08	89,000,000
	Unicredito Italiano SpA NY:
24,500,000	5.395% due 10/29/07	24,503,320
110,000,000	5.510% due 11/19/07	110,000,000
287,190,000	5.550% due 11/19/07	287,193,873
75,425,000	5.210% due 11/21/07	75,425,000
	Total Certificates of Deposit (Yankee)	13,478,676,197
Corporate Bonds & Notes — 0.3%
	TIAA Global Markets Inc., Senior Notes:
9,400,000	3.785% due 1/22/08 (b)	9,351,803
77,250,000	3.875% due 1/22/08 (b)	76,881,558
	Total Corporate Bonds & Notes	86,233,361
Medium-Term Notes — 9.9%
	Axon Financial Funding LLC:
100,000,000	5.121% due 1/25/08 (b)(c)	100,000,000
50,000,000	5.533% due 5/15/08 (b)(c)	49,998,477
20,000,000	5.360% due 5/22/08 (b)	20,000,000
100,000,000	5.193% due 6/25/08 (b)(c)	99,992,678
50,000,000	5.420% due 7/3/08 (b)	50,000,000
100,000,000	Bear Stearns Cos. Inc., 4.830% due 1/9/08 (c)	100,000,000
	Carrera Capital Finance LLC:
80,000,000	5.804% due 10/11/07 (b)(c)	79,999,781
50,000,000	5.674% due 12/17/07 (b)(c)	49,998,993
	Cheyne Finance LLC:
50,000,000	4.820% due 10/9/07 (b)(c)	49,999,784
50,000,000	4.840% due 11/16/07 (d)(f)	49,999,474
175,000,000	Cullinan Finance Ltd., 4.820% due 11/15/07 (b)(c)	174,997,842
300,000,000	General Electric Capital Corp., 5.878% due 10/17/07 (c)	300,000,000
	K2 USA LLC:
125,000,000	4.820% due 10/18/07 (b)(c)	124,998,985
50,000,000	4.820% due 11/16/07 (d)(f)	49,999,231
100,000,000	Kestrel Funding US LLC, 4.828% due 11/7/07 (b)(c)	99,998,986
	Orion Finance USA LLC:
100,000,000	5.334% due 2/1/08 (b)(c)	99,995,956

See Notes to Schedules of Investments.

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
Medium-Term Notes — 9.9% (continued)
$50,000,000	5.728% due 2/15/08 (b)(c)	$49,996,307
	Premier Asset Collateralized Entity LLC:
75,000,000	5.010% due 11/26/07 (b)(c)	75,000,000
30,000,000	5.010% due 1/25/08 (b)(c)	29,999,047
50,000,000	5.005% due 3/17/08 (b)(c)	49,998,904
75,000,000	Royal Bank of Scotland Group PLC, 4.870% due 6/6/08 (b)(c)	75,013,246
	Sigma Finance Inc.:
175,000,000	4.820% due 11/16/07 (b)(c)	174,997,801
75,000,000	5.390% due 2/4/08 (b)	74,998,712
	Stanfield Victoria Finance:
50,000,000	4.825% due 10/5/07 (b)(c)	49,999,918
100,000,000	4.820% due 11/1/07 (b)(c)	99,998,301
75,000,000	4.820% due 11/3/07 (b)(c)	74,998,644
100,000,000	4.820% due 11/13/07 (b)(c)	99,997,961
100,000,000	4.820% due 11/26/07 (b)(c)	99,997,737
30,000,000	4.820% due 6/25/08 (b)(c)	29,995,558
100,000,000	Tango Finance Corp., 4.815% due 11/28/07 (b)(c)	99,996,822
40,500,000	Toyota Motor Credit Corp., 5.320% due 6/2/08	40,500,000
	Whistlejacket Capital Ltd.:
50,000,000	4.820% due 10/19/07 (b)(c)	49,999,507
75,000,000	4.820% due 11/15/07 (b)(c)	74,998,224
	White Pine Finance LLC:
100,000,000	4.820% due 10/25/07 (b)(c)	99,998,685
50,000,000	4.995% due 3/19/08 (b)(c)	49,995,573
	Total Medium-Term Notes	2,900,461,134
Promissory Notes — 0.5%
75,000,000	Goldman Sachs Group Inc., 5.040% due 3/25/08 (c)	75,000,000
75,000,000	Merrill Lynch & Co. Inc., 5.370% due 2/11/08	75,000,000
	Total Promissory Notes	150,000,000
Time Deposits — 5.4%
483,000,000	Abbey National Treasury Grand Cayman Services, 5.250% due 10/1/07	483,000,000
588,286,000	Calyon Grand Cayman, 5.250% due 10/1/07	588,286,000
300,000,000	Dexia Credit Local NY, 5.280% due 10/1/07	300,000,000
222,000,000	Dresdner Bank Grand Cayman, 5.220% due 10/1/07	222,000,000
	Total Time Deposits	1,593,286,000
U.S. Government Agency — 0.2%
50,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 4.979% due 3/26/08
	(c)	49,989,138
	TOTAL INVESTMENTS — 99.4% (Cost — $29,166,793,322#)	29,166,793,322
	Other Assets in Excess of Liabilities — 0.6%	182,206,729

	TOTAL NET ASSETS — 100.0%	$29,349,000,051

(a)	Rate shown represents yield-to-maturity.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007. (d) Illiquid security.
(d)	Illiquid security.
(e)	Subsequent to September 30, 2007, this security was restructured into a new entity, the Issuer Entity, LLC with a maturity of October 30, 2008. The Fund continued to receive partial principal payments. The Fund has determined that it is currently in its best interest to continue to hold this security.
(f)	An insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold this security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Western Asset Government Money Market Fund

Schedules of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.2%
U.S. Government & Agency Obligations — 90.3%
U.S. Government Agencies — 89.5%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$65,000,000	4.730% due 1/24/08 (a)	$64,996,023
75,000,000	5.484% due 6/18/08 (a)	74,994,696
75,000,000	4.710% due 1/23/09 (a)	74,995,713
50,000,000	4.710% due 5/15/09 (a)	49,991,902
	Series 1:
25,000,000	4.730% due 12/27/07 (a)	24,998,842
70,000,000	4.730% due 3/13/08 (a)	69,993,903
	Discount Notes:
100,000,000	4.519% due 11/1/07 (b)	99,612,500
100,000,000	4.533% due 11/26/07 (b)	99,300,000
50,000,000	4.542% due 12/28/07 (b)	49,451,222
15,000,000	5.095% due 7/22/08 (b)	14,403,854
8,800,000	4.503% due 9/18/08 (b)	8,428,095
9,774,000	4.495% due 9/23/08 (b)	9,356,053
	Federal Home Loan Bank (FHLB):
50,000,000	5.360% due 8/21/08 (a)	50,033,276
	Bonds:
35,000,000	4.730% due 2/14/08 (a)	34,997,477
50,000,000	5.645% due 3/14/08 (a)	49,987,454
100,000,000	5.428% due 3/20/08 (a)	99,983,937
65,000,000	5.236% due 2/11/09 (a)	65,000,000
50,000,000	5.438% due 2/18/09 (a)	50,000,000
100,000,000	Series 1, 5.200% due 4/22/08 (a)	99,979,262
100,000,000	Series 9, 5.250% due 11/1/07 (a)	100,000,000
85,000,000	Series 743, 5.200% due 10/24/08 (a)	84,969,606
	Discount Notes:
50,000,000	5.227% due 10/17/07 (b)	49,884,889
25,000,000	5.233% due 11/14/07 (b)	24,842,181
50,000,000	4.910% due 11/21/07 (b)	49,656,458
22,116,000	4.590% due 12/4/07 (b)	21,937,106
6,809,000	4.600% due 12/21/07 (b)	6,739,293
77,075,000	5.024%-5.045% due 2/22/08 (b)	75,561,764
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
40,000,000	5.253% due 11/9/07 (b)	39,781,167
10,378,000	5.257% due 11/30/07 (b)	10,290,911
25,000,000	5.218% due 12/3/07 (b)	24,775,344
10,000,000	5.181% due 12/7/07 (b)	9,906,944
35,000,000	5.249% due 12/10/07 (b)	34,651,964
6,070,000	4.594% due 12/11/07 (b)	6,015,530
12,200,000	5.230% due 12/14/07 (b)	12,073,357
52,950,000	4.601% due 12/24/07 (b)	52,387,848
35,000,000	5.273% due 12/28/07 (b)	34,570,511
30,396,000	5.202% due 12/31/07 (b)	30,004,145
20,000,000	5.219% due 1/7/08 (b)	19,725,056
108,000,000	5.038%-5.243% due 2/4/08 (b)	106,136,460
50,000,000	5.001% due 2/19/08 (b)	49,044,334
50,000,000	5.045% due 2/25/08 (b)	48,995,500
109,750,000	5.006%-5.238% due 3/3/08 (b)	107,431,709
	Series RB:
50,000,000	5.199% due 12/6/07 (b)	49,537,542

See Notes to Schedules of Investments.

Western Asset Government Money Market Fund

Schedules of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
U.S. Government Agencies — 89.5% (continued)
$25,770,000	5.238% due 5/27/08 (b)	$24,918,856
	Notes:
50,000,000	4.979% due 3/26/08 (a)	49,989,138
23,585,000	4.250% due 6/23/08 (a)	23,409,862
125,000,000	5.200% due 9/30/08 (a)	124,929,696
	Federal National Mortgage Association (FNMA), Discount Notes:
20,000,000	5.203% due 10/24/07 (b)	19,934,322
35,574,000	5.247% due 10/26/07 (b)	35,449,491
50,000,000	5.196% due 10/31/07 (b)	49,788,804
50,000,000	5.208% due 11/7/07 (b)	49,735,604
131,000,000	5.033%-5.247% due 11/28/07 (b)	129,942,313
18,700,000	4.591% due 12/5/07 (b)	18,546,374
25,000,000	5.014% due 12/17/07 (b)	24,735,847
61,515,000	4.599% due 12/19/07 (b)	60,900,790
25,000,000	5.232% due 12/21/07 (b)	24,713,969
19,829,000	5.218% due 12/26/07 (b)	19,587,890
22,349,000	5.271% due 12/28/07 (b)	22,074,616
32,945,000	4.929% due 1/4/08 (b)	32,524,219
24,580,000	5.230% due 1/9/08 (b)	24,231,783
16,198,000	5.034% due 1/30/08 (b)	15,930,139
82,535,000	4.553%-5.263% due 2/1/08 (b)	81,219,389
50,000,000	4.532% due 3/27/08 (b)	48,904,805
25,000,000	5.278%-5.323% due 5/30/08 (b)	24,155,689
	Total U.S. Government Agencies
	(Cost — $3,045,047,424)	3,045,047,424
U.S. Government Obligation — 0.8%
30,000,000	U.S. Treasury Bills, 3.999% due 3/27/08 (b)
	(Cost - $29,418,533)	29,418,533
	Total U.S. Government & Agency Obligations
	(Cost — $3,074,465,957)	3,074,465,957
Repurchase Agreements — 9.9%
235,525,000	Deutsche Banc Securities Inc., repurchase agreement dated 9/28/07, 4.850%
	due 10/1/07; Proceeds at maturity - $235,620,191; (Fully collateralized by
	various U.S. government agency obligations, 5.000% to 7.530% due
	6/11/09 to 12/27/21; Market value - $240,235,849)	235,525,000
100,000,000	Morgan Stanley, repurchase agreement dated 9/28/07, 4.900% due 10/1/07;
	Proceeds at maturity - $100,040,833; (Fully collateralized by various U.S.
	government agency obligations, 4.500% to 6.500% due 12/1/13 to 9/1/37;
	Market Value - $102,000,383)	100,000,000
	Total Repurchase Agreements
	(Cost — $335,525,000)	335,525,000
	TOTAL INVESTMENTS — 100.2% (Cost — $3,409,990,957#)	3,409,990,957
	Liabilities in Excess of Other Assets — (0.2)%	(6,478,761)

	TOTAL NET ASSETS — 100.0%	$3,403,512,196

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.
(b) Rate shown represents yield-to-maturity.
# Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1.      Organization and Significant Accounting Policies

The Western Asset Money Market Fund and Western Asset Government Money Market Fund (the “Funds”) are separate diversified investment series of the Legg Mason Partners Money Market Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Funds were separate investment series of the Smith Barney Money Funds, Inc., a Maryland corporation, registered under the 1940 Act as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles.

(a)     Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds' use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)     Repurchase Agreements. When entering into repurchase agreements, it is the Funds' policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c)     Security Transactions. Security transactions are accounted for on a trade date basis.

.

ITEM 2.	CONTROLS AND PROCEDURES

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.		EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By   /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ R. Jay Gerken
 R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By   /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: November 28, 2007